AMG Chicago Equity Partners Small Cap Value Fund
AMG Chicago Equity Partners Small Cap Value Fund
INVESTMENT OBJECTIVE
The AMG Chicago Equity Partners Small Cap Value Fund’s (the “Fund” or “CEP Small Cap Value Fund”) investment objective is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG Chicago Equity Partners Small Cap Value Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses	[1]	1.36%	1.32%	1.21%
Total Annual Fund Operating Expenses		2.23%	1.94%	1.83%
Fee Waiver and Expense Reimbursements	[2]	(0.88%)	(0.88%)	(0.88%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[2]	1.35%	1.06%	0.95%
[1]	Other Expenses have been restated to reflect current fees and expenses.
[2]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to an annual rate of 0.95% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG Chicago Equity Partners Small Cap Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	137	613	1,115	2,496
Service Class	108	524	965	2,193
Institutional Class	97	490	908	2,076

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund will ordinarily invest in approximately 150-400 stocks. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. The Fund currently defines small capitalization companies as those with a market capitalization within the market capitalization range of the companies represented in the Russell 2000® Index (between $176.8 million and $4.3 billion as of May 29, 2015, the date of the latest reconstitution of the Index (implemented June 26, 2015)). This range may fluctuate as market conditions change and during periods of increased market volatility. In pursuing its investment strategy, the Fund will generally invest in stocks of U.S. small-cap value companies (as determined by the Fund), including Real Estate Investment Trusts (“REITs”). The Fund may also invest in foreign companies, including those that are organized in or have material business interests tied to emerging market countries, through American Depositary Receipts (“ADRs”) or direct investment in securities of foreign companies trading on U.S. markets.

The Chicago Equity Partners, LLC (“CEP” or the “Subadvisor”) investment philosophy is based on financial and behavioral theory. CEP believes active returns are achievable because of inefficiencies in the market that persist over time. CEP believes that the market is complex, and therefore the most effective way to identify anomalies is with a research-intensive, systematic process. CEP believes that using a quantitative stock selection model to analyze a company’s earnings, balance sheet strength, relative valuation, growth potential or other variables creates opportunity to capture market inefficiencies. CEP intends to seek returns for the Fund in excess of its benchmark by combining systematic analysis of these variables with optimization and rigorous implementation by a team of seasoned industry experts. Through this process, CEP seeks to achieve a well-diversified portfolio of companies with attractive valuation ratios, quality balance sheets, and positive growth and momentum expectations built through a disciplined, risk controlled process.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Emerging Markets Risk—investments in emerging markets are subject to the general risks of foreign investments, as well as additional risks which can result in greater price volatility.

Foreign Investment Risk—investments in foreign issuers involve additional risks (such as risks arising from less frequent trading, changes in political or social conditions, and less publicly available information about non-U.S. issuers) that differ from those associated with investments in U.S. issuers and may result in greater price volatility.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Real Estate Industry Risk—investments in the Fund may be subject to many of the same risks as a direct investment in real estate; in addition, equity REITs may be affected by changes in the value of their underlying properties.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Investments in the financial services sector may comprise a significant portion of the Fund's portfolio. Unique risks of the financial services sector include, but are not limited to, government regulation uncertainty, yield curve fluctuation, asset flow fluctuation, and capital market flucuations.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.

To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/15 (Institutional Class)

Best Quarter: 2.40% (1st Quarter 2015) Worst Quarter: -7.17% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - AMG Chicago Equity Partners Small Cap Value Fund	1 Year	Since Inception [1]	Inception Date
Investor Class	(6.10%)	(6.10%)	Dec. 31, 2014
Service Class	(5.77%)	(5.77%)	Dec. 31, 2014
Institutional Class	(5.69%)	(5.69%)	Dec. 31, 2014
Institutional Class | Returns After Taxes on Distributions	(5.88%)	(5.88%)	Dec. 31, 2014
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	(3.06%)	(3.06%)	Dec. 31, 2014
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	(7.47%)	Dec. 31, 2014
[1]	Performance shown reflects performance since the inception date of the Fund on December 31, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only, and after-tax returns for Investor Class and Service Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.